Note 36 - Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of year		€ 214	[1]	€ 228
Movement in loans during the period		159		(19)
Changes in the group of consolidated companies		0		0
Exchange rate changes/other		(193)		5
Loans outstanding, end of year	[1]	181		214
Other credit risk related transactions:
Allowance for loan losses		0		0
Provision for loan losses		0		0
Guarantees and commitments		€ 28		€ 42

[1]	Loans past due were € 0 million as of December 31, 2021 and € 0 million as of December 31, 2020. For the total loans the Group held collateral of € 0 million and € 5 million as of December 31, 2021 and December 31, 2020, respectively.